Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Central Index Key	0001333141
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3